Summary of Significant Accounting Policies - Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 03, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Restricted cash and cash equivalents	$ 4,416		$ 0
Subordinated Facility
Debt Instrument [Line Items]
Long term debt outstanding	16,293		$ 0
Subordinated Facility | Loans Payable
Debt Instrument [Line Items]
Debt, face amount		$ 50,000
Long term debt outstanding	16,293
Senior Facility | Loans Payable
Debt Instrument [Line Items]
Debt, face amount		$ 150,000
Long term debt outstanding	$ 0